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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 to June 30, 2012

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2012

Classes ADV, I, S and S2

ING Variable Products Trust

■ ING International Value Portfolio

■ ING MidCap Opportunities Portfolio

■ ING SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statement of Assets and Liabilities	5

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	12

Summary Portfolio of Investments	22

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Shorter cycles and faster turns

Dear Shareholder,

Has the character of financial markets changed over the past few years? Investors seem to react to daily headlines rather than evolving investment fundamentals, producing a herd mentality that can amplify market volatility. Switches into and out of risky assets now occur in days rather than months or years; these "risk-on" and "risk-off" periods can be intense, at times leaving few places to hide.

We think the reasons for volatile investor behavior can be found in current macroeconomic conditions, which are marked by high levels of government debt in most of the developed world and concerns about a global slowdown. Meanwhile, policymakers have a limited range of options with which to combat downturns. With short-term interest rates already near zero, there is little room for central banks to stimulate economic growth via traditional monetary policy. Fiscal policy — spending and taxes — is also hamstrung given elevated sovereign debt levels.

As a result, a number of central banks have resorted to quantitative easing ("QE"), a technique that involves the purchase of financial assets directly from banks rather than the purchase or sale of government bonds. This action increases the banks' excess reserves and lowers the yield on the assets bought. QE thus can help fuel the economic engine when it starts to sputter, but typically with a minimal inflationary impact since the extra money is not spent in the real economy. The drawback is that the impact of QE is much shorter lived than that of the traditional tools. Nonetheless, given the lack of alternatives, it's quite possible central banks — including the U.S. Federal Reserve — will undertake new rounds of QE should economic conditions dictate. Anticipation of these measures is likely to increase investor uncertainty and intensify risk-on/risk-off activity.

How should investors respond to these conditions? We think most investors would be best served by focusing on the long term and keeping their investments aligned with their goals. Discuss investment ideas and portfolio changes thoroughly with your investment advisor before taking any action. We appreciate your continued confidence in ING Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 27, 2012

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2012

In the early part of our new fiscal year, improved economic and financial conditions produced the best first quarter performance since 1998 for global equities, represented by the MSCI World IndexSM measured in local currencies including net reinvested dividends. But from there global equities retreated as, for the third straight year, the basis of the earlier optimism was undermined by events. For the first half of the fiscal year, the MSCI World IndexSM Index gained 6.45%. (The MSCI World IndexSM returned 5.91% for the six months ended June 30, 2012, measured in U.S. dollars.)

Much of the first quarter's upbeat sentiment rested on a sharp improvement in the employment situation, probably the most important driver of economic activity. By March, the Bureau of Labor Statistics had announced a three-month average of 245,000 new jobs created and the unemployment rate down to 8.3%. The deterioration was fast however, culminating in the June report which showed only 69,000 jobs created the prior month with the three month average down to 96,000. While the unemployment rate was pared to 8.2%, the labor force participation rate languished near decades-low levels.

By the end of June, the trend in other economic statistics was mixed to negative. Retail sales and factory orders had fallen for two months. Indices of manufacturing activity in the New York and Philadelphia areas were slumping, although the Chicago region's index edged up. Personal spending and wages & salaries were practically stagnant. Gross domestic product ("GDP") growth decelerated to 1.9% (quarter-over-quarter annualized) from 3.0%.

The Federal Reserve seemed to be out of ammunition. Its June announcement that it would extend its "Operation Twist" program left markets unimpressed.

A glimmer of better, or at least less bad news, came from the housing market. New and pending home sales bounced from low levels, while the latest S&P/Case-Shiller 20-City Composite Home Price Index was down 1.9% from the prior year, the smallest decline since November 2010.

Also clearly slowing was China, responsible for much of global GDP growth in recent years. GDP increased by 8.1% in the first quarter of 2012 over the same quarter in 2011, the lowest rise since the second quarter of 2009.

But the euro zone's enduring sovereign debt crisis continued to move markets the most. The European Central Bank's €1 trillion in cheap three-year loans to more than 800 banks under its Longer Term Refinancing Operations ("LTRO") was initially perceived to reduce the risk of bank failures. But disillusionment soon set in, focused on Spain, with its uncompetitive markets, restrictive practices, nearly 25% unemployed and shaky banking system. A growing backlash against fiscal austerity became evident. Inconclusive May elections in Greece presaged further elections in June, from which pro-euro parties were unenthusiastically elected to form a government.

Matters came to a head after a recapitalization bailout for Spanish banks worth up to €100 billion was finally requested in June. This was approved by euro zone leaders, but market relief lasted literally hours, as the unsatisfactory features of the likely operation emerged.

In the last few days of June, leaders held yet another "summit" meeting to address these issues, and this time delivered a package of measures that exceeded admittedly rock-bottom expectations. A single bank supervisory mechanism would be initiated with the first proposals considered by the end of 2012. Thereafter loans from European stability funds would be made directly to Spanish banks and would not have senior status.

Investor approval of these measures sent global equities up 2.40% on the last day of June. The euro zone's deeper seated problems remain to be solved.

In U.S. fixed-income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.37% in the six months through June, mostly in the later months as conditions deteriorated. The Barclays Capital U.S. Corporate Investment Grade Bond sub-index returned 4.65%, ahead of the Barclays Capital U.S. Treasury sub-index which returned 1.51%, with the Barclays Capital Mortgage-Backed Securities sub-index little better at 1.66%. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index produced an equity-like return of 7.23%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 9.49% in the first half of the fiscal year, despite Goldman Sachs' recommendation on June 21st to sell the index short. Adding to the caution was the likelihood that index companies would record barely positive annual earnings growth in the second quarter. By sector, the order of merit changed markedly over the period, but when it was over, telecommunications stood at the top, returning 16.51%, while the only losing sector was energy, down 2.34%.

In currency markets, after early weakness, the ongoing euro zone crisis drove the U.S. dollar up 3.93% against the euro. The U.S. dollar was little changed against the pound, slipping 0.62%, but gained 2.64% on the yen, amid suspicions of Bank of Japan intervention during periods of yen strength.

In international markets, the MSCI Japan® Index rose 6.96% for the half year, well off its best levels. Early optimism about the Bank of Japan's newly adopted inflation target and increased asset purchases was eroded by the euro zone crisis and the slowdown in China. The MSCI Europe ex UK® Index added 3.79%, courtesy of a final-day boost worth 3.80%, pursuant to the events at the end of June described above. Initial relief from LTRO had proved all too short, while sentiment was also depressed by flat to falling GDP and unemployment breaching 11%. The MSCI UK® Index rose a comparatively muted 2.41% as the U.K.'s more heavily weighted energy and materials companies underperformed their continental European competitors, while the U.K. economy re-entered recession in the face of sagging construction activity and austerity measures aimed at cutting the budget deficit.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

Barclays Capital Mortgage-Backed Securities Index	An unmanaged index comprising 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING International Value Portfolio	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*	Beginning Account Value January 01, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2012*
Class ADV	$1,000.00	$1,038.20	1.50%	$7.60	$1,000.00	$1,017.40	1.50%	$7.52
Class I	1,000.00	1,040.70	1.00	5.07	1,000.00	1,019.89	1.00	5.02
Class S	1,000.00	1,039.40	1.20	6.08	1,000.00	1,018.90	1.20	6.02
Class S2	1,000.00	1,038.40	1.40	7.10	1,000.00	1,017.90	1.40	7.02
ING MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,082.40	1.35%	$6.99	$1,000.00	$1,018.15	1.35%	$6.77
Class I	1,000.00	1,085.30	0.85	4.41	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,084.20	1.10	5.70	1,000.00	1,019.39	1.10	5.52
Class S2	1,000.00	1,083.80	1.25	6.48	1,000.00	1,018.65	1.25	6.27
ING SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,089.70	1.41%	$7.33	$1,000.00	$1,017.85	1.41%	$7.07
Class I	1,000.00	1,091.80	0.91	4.73	1,000.00	1,020.34	0.91	4.57
Class S	1,000.00	1,090.90	1.16	6.03	1,000.00	1,019.10	1.16	5.82
Class S2	1,000.00	1,090.40	1.31	6.81	1,000.00	1,018.35	1.31	6.57

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$129,468,631	$1,087,341,583	$201,643,194
Short-term investments at value**	7,671,953	27,798,904	16,031,718
Cash	237	886	613
Foreign currencies at value***	143,465	—	—
Receivables:
Investments securities sold	466	5,760,284	2,001,944
Fund shares sold	82,971	7,254,068	189,513
Dividends	454,618	663,355	47,974
Foreign tax reclaims	138,006	—	—
Prepaid expenses	870	4,730	931
Reimbursement due from manager	—	7,305	—
Total assets	137,961,217	1,128,831,115	219,915,887
LIABILITIES:
Payable for investment securities purchased	389	13,134,437	2,057,647
Payable for fund shares redeemed	44,503	764,567	97,996
Payable upon receipt of securities loaned	7,056,953	6,885,804	11,407,718
Payable to affiliates	103,244	817,413	153,504
Payable for trustee fees	715	5,163	1,015
Other accrued expenses and liabilities	301,358	216,745	26,955
Total liabilities	7,507,162	21,824,129	13,744,835
NET ASSETS	$130,454,055	$1,107,006,986	$206,171,052
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$329,498,435	$961,988,186	$162,294,879
Undistributed (distributions in excess of) net investment income	1,813,109	763,981	(352,184)
Accumulated net realized gain (loss)	(195,200,158)	43,150,120	29,423,009
Net unrealized appreciation (depreciation)	(5,657,331)	101,104,699	14,805,348
NET ASSETS	$130,454,055	$1,107,006,986	$206,171,052
+ Including securities loaned at value	$7,055,536	$6,883,856	$11,406,291
* Cost of investments in securities	$135,128,115	$986,236,883	$186,837,847
** Cost of short-term investments	$7,671,953	$27,798,904	$16,031,718
*** Cost of foreign currencies	$142,764	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
Class ADV
Net assets	$1,076,492	$64,459,064	$8,115,522
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	149,113	5,260,585	359,295
Net asset value and redemption price per share	$7.22	$12.25	$22.59
Class I
Net assets	$121,573,540	$589,173,520	$130,747,333
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	16,693,101	46,718,164	5,579,273
Net asset value and redemption price per share	$7.28	$12.61	$23.43
Class S
Net assets	$7,800,024	$447,605,717	$65,064,245
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	1,050,878	36,356,517	2,851,902
Net asset value and redemption price per share	$7.42	$12.31	$22.81
Class S2
Net assets	$3,999	$5,768,685	$2,243,952
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	552	468,196	98,997
Net asset value and redemption price per share	$7.24	$12.32	$22.67

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,368,537	$6,365,055	$640,372
Securities lending income, net	138,060	59,904	31,072
Total investment income	3,506,597	6,424,959	671,444
EXPENSES:
Investment management fees	568,479	3,560,621	757,542
Distribution and service fees:
Class ADV	2,849	133,154	16,038
Class S	10,293	568,070	82,338
Class S2	11	11,328	4,459
Transfer agent fees	46	1,395	485
Administrative service fees	71,059	513,417	101,004
Shareholder reporting expense	24,437	66,248	10,920
Professional fees	18,688	103,552	18,525
Custody and accounting expense	45,441	125,868	21,122
Trustee fees	4,287	30,975	6,094
Miscellaneous expense	7,001	18,645	3,654
Interest expense	187	112	—
Total expenses	752,778	5,133,385	1,022,181
Net waived and reimbursed fees	(30,098)	(52,059)	(892)
Net expenses	722,680	5,081,326	1,021,289
Net investment income (loss)	2,783,917	1,343,633	(349,845)
REALIZED AND UNREALIZED GAIN (LOSS) :
Net realized gain (loss) on:
Investments	(3,783,349)	19,198,395	12,064,332
Foreign currency related transactions	(14,087)	—	—
Net realized gain (loss)	(3,797,436)	19,198,395	12,064,332
Net change in unrealized appreciation (depreciation) on:
Investments	7,165,295	49,508,435	5,439,541
Foreign currency related transactions	5,123	—	—
Net change in unrealized appreciation (depreciation)	7,170,418	49,508,435	5,439,541
Net realized and unrealized gain	3,372,982	68,706,830	17,503,873
Increase in net assets resulting from operations	$6,156,899	$70,050,463	$17,154,028
* Foreign taxes withheld	$330,187	$—	$651

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Value Portfolio		ING MidCap Opportunities Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$2,783,917	$5,150,987	$1,343,633	$749,989
Net realized gain (loss)	(3,797,436)	(8,660,848)	19,198,395	107,215,387
Net change in unrealized appreciation (depreciation)	7,170,418	(24,435,594)	49,508,435	(125,180,937)
Increase (decrease) in net assets resulting from operations	6,156,899	(27,945,455)	70,050,463	(17,215,561)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(6,010)	(6,162)	(113,703)	—
Class I	(909,133)	(4,629,604)	(485,513)	—
Class S	(50,914)	(216,050)	(694,882)	—
Class S2	(23)	(93)	(5,187)	—
Return of capital:
Class ADV	—	(202)	—	—
Class I	—	(140,121)	—	—
Class S	—	(7,139)	—	—
Class S2	—	(3)	—	—
Total distributions	(966,080)	(4,999,374)	(1,299,285)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	861,811	4,373,279	213,928,082	329,723,536
Reinvestment of distributions	966,057	4,999,277	1,299,285	—
	1,827,868	9,372,556	215,227,367	329,723,536
Cost of shares redeemed	(21,551,622)	(73,380,297)	(70,190,629)	(236,047,779)
Net increase (decrease) in net assets resulting from capital share transactions	(19,723,754)	(64,007,741)	145,036,738	93,675,757
Net increase (decrease) in net assets	(14,532,935)	(96,952,570)	213,787,916	76,460,196
NET ASSETS:
Beginning of year or period	144,986,990	241,939,560	893,219,070	816,758,874
End of year or period	$130,454,055	$144,986,990	$1,107,006,986	$893,219,070
Distributions in excess of net investment income/ Accumulated net investment loss at end of year or period	$1,813,109	$(4,728)	$763,981	$719,633

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment (loss)	$(349,845)	$(549,128)
Net realized gain	12,064,332	26,968,415
Net change in unrealized appreciation (depreciation)	5,439,541	(25,574,840)
Increase in net assets resulting from operations	17,154,028	844,447
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,651,967	53,542,558
	18,651,967	53,542,558
Cost of shares redeemed	(17,479,737)	(54,935,659)
Net increase (decrease) in net assets resulting from capital share transactions	1,172,230	(1,393,101)
Net increase (decrease) in net assets	18,326,258	(548,654)
NET ASSETS:
Beginning of year or period	187,844,794	188,393,448
End of year or period	$206,171,052	$187,844,794
Accumulated net investment loss at end of year or period	$(352,184)	$(2,339)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING International Value Portfolio
Class ADV
06-30-12	6.99	0.13		0.14	0.27	0.04	—	—
12-31-11	8.44	(0.01	)•	(1.26)	(1.27)	0.17	—	0.01
12-31-10	8.41	0.11		0.05	0.16	0.13	—	—
12-31-09	6.74	0.09		1.70	1.79	0.12	—	—
12-31-08	14.21	0.22		(5.67)	(5.45)	0.25	1.78	—
12-31-07	15.26	0.19		1.60	1.79	0.19	2.65	—
Class I
06-30-12	7.04	0.15		0.14	0.29	0.05	—	—
12-31-11	8.49	0.21		(1.45)	(1.24)	0.20	—	0.01
12-31-10	8.46	0.16	•	0.04	0.20	0.17	—	—
12-31-09	6.77	0.13		1.68	1.81	0.12	—	—
12-31-08	14.24	0.27		(5.67)	(5.40)	0.30	1.78	—
12-31-07	15.26	0.28		1.62	1.90	0.27	2.65	—
Class S
06-30-12	7.18	0.15		0.14	0.29	0.05	—	—
12-31-11	8.64	0.19		(1.46)	(1.27)	0.18	—	0.01
12-31-10	8.60	0.13		0.06	0.19	0.15	—	—
12-31-09	6.93	0.11		1.68	1.79	0.12	—	—
12-31-08	14.39	0.25		(5.66)	(5.41)	0.28	1.78	—
12-31-07	15.41	0.23		1.64	1.87	0.24	2.65	—
Class S2
06-30-12	7.01	0.13		0.14	0.27	0.04	—	—
12-31-11	8.45	0.17		(1.43)	(1.26)	0.17	—	0.01
12-31-10	8.42	0.12		0.04	0.16	0.13	—	—
02-27-09(5)- 12-31-09	5.43	0.09		3.01	3.10	0.11	—	—
ING MidCap Opportunities Portfolio
Class ADV
06-30-12	11.34	(0.00	)*	0.94	0.94	0.03	—	—
12-31-11	11.46	(0.02)		(0.10)	(0.12)	—	—	—
12-31-10	8.88	0.08	•	2.54	2.62	0.04	—	—
12-31-09	6.32	0.03	•	2.54	2.57	0.01	—	—
12-31-08	10.20	(0.03	)•	(3.85)	(3.88)	—	—	—
12-31-07	8.16	(0.07)		2.11	2.04	—	—	—
Class I
06-30-12	11.63	0.02		0.97	0.99	0.01	—	—
12-31-11	11.69	0.03		(0.09)	(0.06)	—	—	—
12-31-10	9.03	0.06		2.67	2.73	0.07	—	—
12-31-09	6.40	0.04		2.61	2.65	0.02	—	—
12-31-08	10.26	0.01		(3.87)	(3.86)	—	—	—
12-31-07	8.16	(0.03)		2.13	2.10	—	—	—
Class S
06-30-12	11.37	0.01		0.95	0.96	0.02	—	—
12-31-11	11.46	(0.00	)*	(0.09)	(0.09)	—	—	—
12-31-10	8.86	0.03	•	2.62	2.65	0.05	—	—
12-31-09	6.29	0.02		2.56	2.58	0.01	—	—
12-31-08	10.10	(0.00	)*•	(3.81)	(3.81)	—	—	—
12-31-07	8.05	(0.06)		2.11	2.05	—	—	—
Class S2
06-30-12	11.38	0.00	*	0.95	0.95	0.01	—	—
12-31-11	11.49	(0.01)		(0.10)	(0.11)	—	—	—
12-31-10	8.89	0.08	•	2.56	2.64	0.04	—	—
02-27-09(5)- 12-31-09	5.55	0.01		3.34	3.35	0.01	—	—

							Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate		Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING International Value Portfolio
Class ADV
06-30-12	0.04	—		7.22	3.82		1.54	1.50		1.50		3.41		1,076	35
12-31-11	0.18	—		6.99	(15.40)		1.57	1.52		1.52		(0.09)		1,145	69
12-31-10	0.13	—		8.44	2.02		1.56	1.50	†	1.50	†	1.28	†	31	155
12-31-09	0.12	—		8.41	26.88		1.55	1.51	†	1.51	†	1.10	†	21	214
12-31-08	2.03	0.01		6.74	(43.11	)(a)	1.56	1.50	†	1.50	†	2.06	†	0	207
12-31-07	2.84	—		14.21	12.63		1.69	1.50	†	1.50	†	1.25	†	1	202
Class I
06-30-12	0.05	—		7.28	4.07		1.04	1.00		1.00		3.93		121,574	35
12-31-11	0.21	—		7.04	(14.96)		1.07	1.02		1.02		2.56		135,682	69
12-31-10	0.17	—		8.49	2.50		1.06	1.00	†	1.00	†	1.96	†	230,836	155
12-31-09	0.12	—		8.46	27.18		1.05	1.01	†	1.01	†	1.70	†	399,689	214
12-31-08	2.08	0.01		6.77	(42.76	)(a)	1.06	1.00	†	1.00	†	2.59	†	340,022	207
12-31-07	2.92	—		14.24	13.44		1.19	1.00	†	1.00	†	1.77	†	515,883	202
Class S
06-30-12	0.05	—		7.42	3.94		1.29	1.20		1.20		3.76		7,800	35
12-31-11	0.19	—		7.18	(14.99)		1.32	1.22		1.22		2.27		8,156	69
12-31-10	0.15	—		8.64	2.36		1.31	1.20	†	1.20	†	1.61	†	11,068	155
12-31-09	0.12	—		8.60	26.13		1.30	1.21	†	1.21	†	1.44	†	12,076	214
12-31-08	2.06	0.01		6.93	(42.31	)(a)	1.31	1.20	†	1.20	†	2.35	†	9,782	207
12-31-07	2.89	—		14.39	13.06		1.44	1.20	†	1.20	†	1.44	†	13,668	202
Class S2
06-30-12	0.04	—		7.24	3.84		1.54	1.40		1.40		3.61		4	35
12-31-11	0.18	—		7.01	(15.27)		1.57	1.42		1.42		2.12		4	69
12-31-10	0.13	—		8.45	2.09		1.56	1.40	†	1.40	†	1.47	†	5	155
02-27-09(5)- 12-31-09	0.11	—		8.42	57.63		1.55	1.41	†	1.41	†	1.39	†	5	214
ING MidCap Opportunities Portfolio
Class ADV
06-30-12	0.03	—		12.25	8.24		1.36	1.35		1.35		(0.10)		64,459	47
12-31-11	—	—		11.34	(1.05)		1.34	1.34		1.34		(0.23)		40,497	90
12-31-10	0.04	—		11.46	29.57		1.36	1.29		1.29		0.75		15,119	96
12-31-09	0.01	—		8.88	40.65		1.40	1.14	†	1.14	†	0.36	†	957	169
12-31-08	—	0.00	*	6.32	(38.04	)(b)	1.38	1.20	†	1.20	†	(0.40	)†	1	191
12-31-07	—	—		10.20	25.00		1.39	1.40		1.40		(0.79)		1	186
Class I
06-30-12	0.01	—		12.61	8.53		0.86	0.85		0.85		0.40		589,174	47
12-31-11	—	—		11.63	(0.51)		0.84	0.84		0.84		0.24		435,027	90
12-31-10	0.07	—		11.69	30.36		0.86	0.79		0.79		0.62		350,626	96
12-31-09	0.02	—		9.03	41.44		0.90	0.64	†	0.64	†	0.46	†	238,426	169
12-31-08	—	0.00	*	6.40	(37.62	)(b)	0.88	0.70	†	0.70	†	0.11	†	195,295	191
12-31-07	—	—		10.26	25.74		0.89	0.90		0.90		(0.39)		91,459	186
Class S
06-30-12	0.02	—		12.31	8.42		1.11	1.10		1.10		0.15		447,606	47
12-31-11	—	—		11.37	(0.79)		1.09	1.09		1.09		(0.04)		414,381	90
12-31-10	0.05	—		11.46	29.96		1.11	1.04		1.04		0.35		450,115	96
12-31-09	0.01	—		8.86	41.04		1.15	0.89	†	0.89	†	0.25	†	333,376	169
12-31-08	—	0.00	*	6.29	(37.72	)(b)	1.13	0.90	†	0.90	†	(0.02	)†	249,953	191
12-31-07	—	—		10.10	25.47		1.14	1.10		1.10		(0.59)		33,491	186
Class S2
06-30-12	0.01	—		12.32	8.38		1.36	1.25		1.25		0.00	*	5,769	47
12-31-11	—	—		11.38	(0.96)		1.34	1.24		1.24		(0.13)		3,314	90
12-31-10	0.04	—		11.49	29.67		1.36	1.19		1.19		0.71		900	96
02-27-09(5)- 12-31-09	0.01	—		8.89	60.41		1.40	1.04	†	1.04	†	0.14	†	5	169

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)	($)	($)	($)	($)	($)
ING SmallCap Opportunities Portfolio
Class ADV
06-30-12	20.73	(0.07)	1.93	1.86	—	—	—
12-31-11	20.67	(0.14)•	0.20	0.06	—	—	—
12-31-10	15.69	(0.10)•	5.08	4.98	—	—	—
12-31-09	12.04	(0.08)	3.73	3.65	—	—	—
11-20-08(5)- 12-31-08	9.63	(0.01)•	2.41	2.40	—	—	—
Class I
06-30-12	21.46	(0.03)	2.00	1.97	—	—	—
12-31-11	21.28	(0.04)	0.22	0.18	—	—	—
12-31-10	16.08	(0.02)	5.22	5.20	—	—	—
12-31-09	12.27	(0.02)	3.83	3.81	—	—	—
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—	3.10	—
12-31-07	19.97	0.01	2.00	2.01	—	—	—
Class S
06-30-12	20.91	(0.06)	1.96	1.90	—	—	—
12-31-11	20.80	(0.10)	0.21	0.11	—	—	—
12-31-10	15.75	(0.07)	5.12	5.05	—	—	—
12-31-09	12.05	(0.05)	3.75	3.70	—	—	—
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—	3.10	—
12-31-07	19.74	(0.03)	1.97	1.94	—	—	—
Class S2
06-30-12	20.79	(0.06)	1.94	1.88	—	—	—
12-31-11	20.71	(0.11)•	0.19	0.08	—	—	—
12-31-10	15.71	(0.09)•	5.09	5.00	—	—	—
02-27-09(5)- 12-31-09	9.88	(0.06)	5.89	5.83	—	—	—

						Ratios to average net assets						Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)		(%)		(%)	($000's)	(%)
ING SmallCap Opportunities Portfolio
Class ADV
06-30-12	—	—	22.59	8.97		1.41	1.41		1.41		(0.74)	8,116	32
12-31-11	—	—	20.73	0.29		1.40	1.40		1.40		(0.67)	4,819	72
12-31-10	—	—	20.67	31.74		1.40	1.40		1.40		(0.57)	2,120	97
12-31-09	—	—	15.69	30.32		1.46	1.43		1.43		(0.61)	88	139
11-20-08(5)- 12-31-08	—	0.01	12.04	25.03	(c)	1.43	1.40	†	1.40	†	(0.93)†	4	148
Class I
06-30-12	—	—	23.43	9.18		0.91	0.91		0.91		(0.24)	130,747	32
12-31-11	—	—	21.46	0.85		0.90	0.90		0.90		(0.17)	117,965	72
12-31-10	—	—	21.28	32.34		0.90	0.90		0.90		(0.14)	113,938	97
12-31-09	—	—	16.08	31.05		0.96	0.93		0.93		(0.12)	79,291	139
12-31-08	3.10	0.01	12.27	(34.48	)(c)	0.93	0.90	†	0.90	†	(0.04)†	56,476	148
12-31-07	—	—	21.98	10.07		0.90	0.90	†	0.90	†	0.07 †	83,695	97
Class S
06-30-12	—	—	22.81	9.09		1.16	1.16		1.16		(0.50)	65,064	32
12-31-11	—	—	20.91	0.53		1.15	1.15		1.15		(0.47)	63,588	72
12-31-10	—	—	20.80	32.06		1.15	1.15		1.15		(0.39)	71,992	97
12-31-09	—	—	15.75	30.71		1.21	1.17		1.17		(0.36)	62,253	139
12-31-08	3.10	0.01	12.05	(34.59	)(c)	1.18	1.10	†	1.10	†	(0.26)†	54,163	148
12-31-07	—	—	21.68	9.83		1.15	1.10	†	1.10	†	(0.14)†	105,212	97
Class S2
06-30-12	—	—	22.67	9.04		1.41	1.31		1.31		(0.64)	2,244	32
12-31-11	—	—	20.79	0.39		1.40	1.30		1.30		(0.56)	1,472	72
12-31-10	—	—	20.71	31.83		1.40	1.30		1.30		(0.50)	344	97
02-27-09(5)- 12-31-09	—	—	15.71	59.01		1.46	1.33		1.33		(0.54)	5	139

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  Excluding a $729,720 payment by affiliate in 2008, International Value total return would have been (43.18)%, (42.86)% and (42.43)% on Classes ADV, I and S, respectively.

(b)  There was no impact on total return due to payment by affiliate in 2008.

(c)  Excluding a $110,798 payment by affiliate in 2008, Small Cap Opportunities total return would have been 24.72%, (34.52)% and (34.64)% for Classes ADV, I and S, respectively.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. There are three active separate investment series which comprise the Trust: ING International Value Portfolio ("International Value"), ING MidCap Opportunities Portfolio ("MidCap Opportunities") and ING SmallCap Opportunities Portfolio ("SmallCap Opportunities"); each, a "Portfolio" and collectively, the "Portfolios."

Each Portfolio offers Adviser Class ("Class ADV") shares, Class I shares, Class S shares and Service 2 Class ("Class S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser ("ING IM" or the "Sub-Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to-day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2012, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accretion are determined by the effective yield method and included in interest income.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios did not enter into any futures contracts during the period ended June 30, 2012.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. SmallCap Opportunities and MidCap Opportunities may temporarily loan up to 33% (and International Value 33 1/3%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined under procedures approved by the Board.

K.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Value	$49,049,526	$66,944,581
MidCap Opportunities	599,547,983	470,861,599
SmallCap Opportunities	63,214,828	64,285,557

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.80% on the first $250 million, 0.75% on the next $500 million, and 0.70% in excess of $750 million of the average daily net assets for International Value. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion of the average daily net assets for MidCap Opportunities. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of the average daily net assets for SmallCap Opportunities.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

IFS acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class ADV and Class S2 shares of the Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, IID is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor contractually agreed to waive its distribution fee equal to 0.10% of the average daily net assets attributable to Class S2 of each Portfolio, so that the actual fee paid by Class S2 of a Portfolio is an annual rate of 0.15%. There is no guarantee that the waiver will continue.

Class S shares of the Portfolios are subject to a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor is entitled to use the proceeds from the Shareholder Services Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

The Distributor has agreed to waive 0.05% of average daily net assets of Class S related to the shareholder service fee for International Value. There is no guarantee that the waiver will continue.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2012, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
International Value	$91,245	$10,337	$1,662	$103,244
MidCap Opportunities	612,104	88,120	117,189	817,413
SmallCap Opportunities	120,796	16,106	16,602	153,504

At June 30, 2012, the following ING Portfolio or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Porfolio	Percentage (%)
ING Life Insurance and Annuity Company	International Value	82.28%
	MidCap Opportunities	17.34
	SmallCap Opportunities	35.65
ING National Trust	MidCap Opportunities	5.70
	SmallCap Opportunities	14.14
ING Solution 2025 Portfolio	MidCap Opportunities	6.75
ING Solution 2035 Portfolio	MidCap Opportunities	5.79
ING USA Annuity and Life Insurance Company	MidCap Opportunities	36.77
	SmallCap Opportunities	29.29
ReliaStar Life Insurance Company	International Value	12.25
	SmallCap Opportunities	16.93

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement ("Expense Limitation Agreement") with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
International Value	1.50%	1.00%	1.20%	1.40%
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%

(1)  Pursuant to a side agreement, ING Investments has further lowered the expense limits for MidCap Opportunities. The expense limits for MidCap Opportunities are 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2012, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2013	2014	2015	Total
International Value	$120,260	$77,295	$120,721	$318,276
Mid Cap Opportunities	1,160,540	—	49,794	1,210,334
Small Cap Opportunities	48,522	—	—	48,522

These amounts do not include shareholding servicing fees voluntarily waived by the Distributor.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

Each of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2012:

Fund	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
International Value	5	$1,131,000	1.21%
MidCap Opportunities	2	1,572,500	1.30

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
International Value
Class ADV
6/30/2012	13,573	—	767	(29,042)	(14,702)	98,852	—	6,010	(219,960)	(115,098)
12/31/2011	172,355	—	909	(13,100)	160,164	1,189,691	—	6,364	(91,115)	1,104,940
Class I
6/30/2012	71,060	—	115,226	(2,760,843)	(2,574,557)	526,172	—	909,133	(20,401,176)	(18,965,871)
12/31/2011	265,232	—	577,484	(8,763,651)	(7,920,935)	2,267,084	—	4,769,724	(70,879,215)	(63,842,407)
Class S
6/30/2012	31,876	—	6,333	(123,329)	(85,120)	236,787	—	50,914	(930,486)	(642,785)
12/31/2011	119,083	—	26,684	(291,227)	(145,460)	916,504	—	223,189	(2,409,967)	(1,270,274)
Class S2
6/30/2012	—	—	—	—	—	—	—	—	—	—
12/31/2011	—	—	—	—	—	—	—	—	—	—
MidCap Opportunities
Class ADV
6/30/2012	1,769,905	—	8,693	(90,622)	1,687,976	22,212,798	—	113,703	(1,093,485)	21,233,016
12/31/2011	2,696,115	—	—	(443,229)	2,252,886	31,468,035	—	—	(5,070,573)	26,397,462
Class I
6/30/2012	11,805,388	—	36,125	(2,543,807)	9,297,706	154,063,980	—	485,513	(32,366,917)	122,182,576
12/31/2011	14,841,264	—	—	(7,414,500)	7,426,764	182,175,215	—	—	(89,401,686)	92,773,529
Class S
6/30/2012	2,811,019	—	52,923	(2,956,552)	(92,610)	35,186,724	—	694,882	(36,433,875)	(552,269)
12/31/2011	9,540,260	—	—	(12,365,666)	(2,825,406)	112,747,662	—	—	(140,813,080)	(28,065,418)
Class S2
6/30/2012	199,870	—	395	(23,223)	177,042	2,464,580	—	5,187	(296,352)	2,173,415
12/31/2011	279,661	—	—	(66,807)	212,854	3,332,624	—	—	(762,440)	2,570,184
SmallCap Opportunities
Class ADV
6/30/2012	142,199	—	—	(15,347)	126,852	3,196,962	—	—	(340,204)	2,856,758
12/31/2011	216,528	—	—	(86,661)	129,867	4,539,946	—	—	(1,801,342)	2,738,604
Class I
6/30/2012	577,896	—	—	(496,520)	81,376	13,464,927	—	—	(11,514,763)	1,950,164
12/31/2011	2,071,993	—	—	(1,927,340)	144,653	45,472,333	—	—	(41,994,897)	3,477,436
Class S
6/30/2012	52,713	—	—	(241,178)	(188,465)	1,199,063	—	—	(5,445,703)	(4,246,640)
12/31/2011	104,380	—	—	(525,451)	(421,071)	2,181,461	—	—	(10,942,390)	(8,760,929)
Class S2
6/30/2012	36,029	—	—	(7,840)	28,189	791,015	—	—	(179,067)	611,948
12/31/2011	63,506	—	—	(9,287)	54,219	1,348,818	—	—	(197,030)	1,151,788

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: Effective October 1, 2011, BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2012, the Portfolio had securities on loan with the following market values:

Fund	Value of Securities Loaned	Cash Collateral Received
International Value	$7,055,536	$7,056,953
MidCap Opportunities	6,883,856	6,885,804
SmallCap Opportunities	11,406,291	11,407,718

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio's most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (MidCap Opportunities and International Value). Investments in foreign securities may entail risks not present in domestic investments.

Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (International Value). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	Ordinary Income	Ordinary Income	Return of Capital
International Value	$966,080	$4,851,909	$147,465
MidCap Opportunities	1,299,285	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2011 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
International Value	$—	$—	$(14,739,706)	$(76,969,718)	2016
				(104,716,147)	2017
				(7,804,900)	None
				$(189,490,765)
MidCap Opportunities	727,997	26,893,336	48,654,653	(420,180)	2015
				(820,634)	2016
				(95,470)	2017
				$(1,336,284)*
SmallCap Opportunities	3,545,682	16,783,106	6,395,696	—	—

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of June 30, 2012, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2012, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
International Value
Class ADV	$0.0903	$—	$—	July 3, 2012	June 29, 2012
Class I	$0.0991	$—	$—	July 3, 2012	June 29, 2012
Class S	$0.0953	$—	$—	July 3, 2012	June 29, 2012
Class S2	$0.0909	$—	$—	July 3, 2012	June 29, 2012
MidCap Opportunities
Class ADV	$—	$—	$0.3179	July 3, 2012	June 29, 2012
Class I	$0.0120	$—	$0.3179	July 3, 2012	June 29, 2012
Class S	$0.0041	$—	$0.3179	July 3, 2012	June 29, 2012
Class S2	$0.0014	$—	$0.3179	July 3, 2012	June 29, 2012
SmallCap Opportunities
Class ADV	$—	$1.8880	$0.3989	July 3, 2012	June 29, 2012
Class I	$—	$1.8880	$0.3989	July 3, 2012	June 29, 2012
Class S	$—	$1.8880	$0.3989	July 3, 2012	June 29, 2012
Class S2	$—	$1.8880	$0.3989	July 3, 2012	June 29, 2012

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Geographic Diversification
as of June 30, 2012
(as a percentage of net assets)

United Kingdom	22.3%
Japan	20.6%
Germany	8.8%
Netherlands	8.7%
France	7.9%
Switzerland	6.9%
Italy	4.0%
Hong Kong	3.8%
Australia	3.2%
Countries between 0.7% - 3.1%^	13.0%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 9 countries, which each represents 0.7% - 3.1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 3.2%
110,901		Iluka Resources Ltd.	$1,308,892	1.0
58,855		National Australia Bank Ltd.	1,433,566	1.1
67,746		Westpac Banking Corp.	1,479,317	1.1
			4,221,775	3.2
		Belgium: 0.7%
43,269		Other Securities	915,030	0.7
		Canada: 1.0%
17,800	L	National Bank Of Canada	1,272,278	1.0
		China: 0.8%
432,000		Other Securities (a)	1,017,369	0.8
		France: 7.9%
15,728		Air Liquide	1,798,163	1.4
38,647		Sanofi-Aventis	2,925,617	2.2
40,353		Total S.A.	1,816,249	1.4
89,844		Other Securities	3,718,403	2.9
			10,258,432	7.9
		Germany: 8.8%
95,723		Deutsche Post AG	1,693,676	1.3
66,512		E.ON AG	1,437,270	1.1
22,206		Hannover Rueckversicheru - Reg	1,322,781	1.0
31,128		Siemens AG	2,615,603	2.0
138,490		Other Securities	4,403,206	3.4
			11,472,536	8.8

Shares		Value	Percentage of Net Assets
	Hong Kong: 3.8%
172,500	Power Assets Holdings Ltd.	$1,294,473	1.0
235,000	Wharf Holdings Ltd.	1,306,825	1.0
874,300	Other Securities (a)	2,347,667	1.8
		4,948,965	3.8
	Israel: 1.1%
125,514	Israel Chemicals Ltd.	1,388,731	1.1
	Italy: 4.0%
63,861	ENI S.p.A.	1,356,739	1.0
142,569	Fiat Industrial SpA	1,403,315	1.1
1,498,335	Telecom Italia S.p.A.	1,480,572	1.1
308,846	Other Securities	997,222	0.8
		5,237,848	4.0
	Japan: 20.6%
401,112	Hitachi Ltd.	2,473,193	1.9
38,900	Honda Motor Co., Ltd.	1,357,437	1.0
74,300	Hoya Corp.	1,636,830	1.3
67,800	Japan Tobacco, Inc.	2,008,619	1.5
51,000	JGC Corp.	1,478,559	1.1
53,200	Komatsu Ltd.	1,269,955	1.0
217,500	Nissan Motor Co., Ltd.	2,065,321	1.6
1,144	NTT DoCoMo, Inc.	1,903,619	1.5
91,600	Omron Corp.	1,941,147	1.5
76,300	Sumitomo Mitsui Financial Group, Inc.	2,520,565	1.9
98,100	Tokio Marine Holdings, Inc.	2,461,633	1.9
35,200	Tokyo Electron Ltd.	1,650,701	1.3
76,227	Other Securities (a)	4,129,825	3.1
		26,897,404	20.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Netherlands: 8.7%
137,371		Royal Dutch Shell PLC - Class A	$4,628,424	3.6
112,648		Koninklijke Philips Electronics NV	2,219,810	1.7
99,112	L	Unilever NV	3,310,888	2.5
34,757		Other Securities	1,233,554	0.9
			11,392,676	8.7
		Norway: 1.2%
66,547		Statoil ASA	1,587,048	1.2
		Portugal: 0.9%
524,167		Other Securities	1,239,977	0.9
		Singapore: 3.1%
534,000		Singapore Telecommunications Ltd.	1,398,419	1.1
96,100		United Overseas Bank Ltd.	1,427,040	1.1
170,000		Other Securities (a)	1,188,791	0.9
			4,014,250	3.1
		Sweden: 2.3%
147,744		Telefonaktiebolaget LM Ericsson	1,351,817	1.1
101,349		Swedbank AB	1,596,649	1.2
			2,948,466	2.3
		Switzerland: 6.9%
33,046		Nestle S.A.	1,972,115	1.5
27,032		Novartis AG	1,511,395	1.2
19,435		Roche Holding AG - Genusschein	3,357,066	2.6
34,006	@	Swiss Re Ltd.	2,143,799	1.6
			8,984,375	6.9
		United Kingdom: 22.3%
492,252		Barclays PLC	1,257,825	1.0
88,542		BHP Billiton PLC	2,516,572	1.9
33,300		BP PLC ADR	1,349,982	1.0
132,750		GlaxoSmithKline PLC	3,015,281	2.3
242,109		HSBC Holdings PLC	2,133,420	1.6
710,319		Legal & General Group PLC	1,420,117	1.1
164,793		Prudential PLC	1,910,773	1.5
44,641		Rio Tinto PLC	2,121,498	1.6
30,400		Signet Jewelers Ltd.	1,337,904	1.0
76,320		Standard Chartered PLC	1,657,894	1.3
312,657		Tesco PLC	1,519,454	1.2
1,439,083		Vodafone Group PLC	4,044,900	3.1
108,044		WPP PLC	1,311,624	1.0
2,478,832		Other Securities	3,526,166	2.7
			29,123,410	22.3

Shares		Value	Percentage of Net Assets
	United States: 1.9%
53,400	Coca-Cola Enterprises, Inc.	$1,497,336	1.1
32,500	Other Securities	1,050,725	0.8
		2,548,061	1.9
	Total Common Stock (Cost $135,128,115)	129,468,631	99.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Securities Lending Collateralcc(1): 5.4%
1,676,027	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,676,053, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,709,548, due 05/01/32-06/01/42)	1,676,027	1.3
1,676,027	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,676,055, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,709,548, due 07/01/42-02/20/61)	1,676,027	1.3
1,676,027	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,676,052, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,709,548, due 04/01/24-06/01/42)	1,676,027	1.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateral (continued)
1,676,027	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,676,061, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,709,547, due 10/01/14-02/25/44)	$1,676,027	1.3
352,845	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $352,851, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $359,902, due 07/01/21-04/01/42)	352,845	0.2
		7,056,953	5.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
615,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $615,000)	615,000	0.5
	Total Short-Term Investments (Cost $7,671,953)	7,671,953	5.9
	Total Investments in Securities (Cost $142,800,068)	$137,140,584	105.1
	Liabilities in Excess of Other Assets	(6,686,529)	(5.1)
	Net Assets	$130,454,055	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $143,466,952.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,164,574
Gross Unrealized Depreciation	(11,490,942)
Net Unrealized Depreciation	$(6,326,368)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL VALUE PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.2%
Consumer Staples	9.5
Energy	11.2
Financials	25.0
Health Care	9.2
Industrials	9.1
Information Technology	8.8
Materials	7.9
Telecommunication Services	7.5
Utilities	3.8
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.1)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$4,221,775	$—	$4,221,775
Belgium	—	915,030	—	915,030
Canada	1,272,278	—	—	1,272,278
China	—	1,017,369	—	1,017,369
France	—	10,258,432	—	10,258,432
Germany	—	11,472,536	—	11,472,536
Hong Kong	—	4,948,965	—	4,948,965
Israel	—	1,388,731	—	1,388,731
Italy	—	5,237,848	—	5,237,848
Japan	—	26,897,404	—	26,897,404
Netherlands	—	11,392,676	—	11,392,676
Norway	—	1,587,048	—	1,587,048
Portugal	—	1,239,977	—	1,239,977
Singapore	—	4,014,250	—	4,014,250
Sweden	—	2,948,466	—	2,948,466
Switzerland	—	8,984,375	—	8,984,375
United Kingdom	3,880,924	25,242,486	—	29,123,410
United States	2,548,061	—	—	2,548,061
Total Common Stock	7,701,263	121,767,368	—	129,468,631
Short-Term Investments	615,000	7,056,953	—	7,671,953
Total Investments, at fair value	$8,316,263	$128,824,321	$—	$137,140,584

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund's investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Consumer Discretionary	23.9%
Information Technology	19.1%
Industrials	14.4%
Health Care	13.4%
Consumer Staples	7.7%
Financials	7.5%
Energy	6.0%
Materials	4.0%
Telecommunication Services	2.2%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 23.9%
189,410	@	Bed Bath & Beyond, Inc.	$11,705,538	1.0
374,901		Brinker International, Inc.	11,948,095	1.1
368,110	@	Discovery Communications, Inc. - Class A	19,877,940	1.8
546,670		Foot Locker, Inc.	16,717,168	1.5
447,410		Harley-Davidson, Inc.	20,460,059	1.8
897,360		International Game Technology	14,133,420	1.3
197,159	@	Liberty Media Corp. - Liberty Capital	17,332,248	1.6
459,864		Macy's, Inc.	15,796,328	1.4
423,040	@	Michael Kors Holdings Ltd.	17,699,994	1.6
783,780		Newell Rubbermaid, Inc.	14,217,769	1.3
264,410		Petsmart, Inc.	18,027,474	1.6
217,580		Ross Stores, Inc.	13,592,223	1.2
263,450		Scripps Networks Interactive - Class A	14,979,767	1.4
149,630		Ulta Salon Cosmetics & Fragrance, Inc.	13,972,449	1.3
401,674		Wyndham Worldwide Corp.	21,184,287	1.9
867,634		Other Securities (a)	23,319,770	2.1
			264,964,529	23.9
		Consumer Staples: 7.7%
223,918		Beam, Inc.	13,992,636	1.3
709,740		Coca-Cola Enterprises, Inc.	19,901,109	1.8
189,990		Mead Johnson Nutrition Co.	15,296,095	1.4

Shares			Value	Percentage of Net Assets
269,990	@	Monster Beverage Corp.	$19,223,288	1.7
176,430		Whole Foods Market, Inc.	16,817,308	1.5
			85,230,436	7.7
		Energy: 6.0%
393,520	@	Cameron International Corp.	16,807,239	1.5
894,490	@	Denbury Resources, Inc.	13,515,744	1.2
253,220		Range Resources Corp.	15,666,721	1.4
359,800	@	Rowan Companies PLC	11,632,334	1.1
184,850		Other Securities	9,296,107	0.8
			66,918,145	6.0
		Financials: 7.5%
127,520	@	Affiliated Managers Group, Inc.	13,957,064	1.3
255,750		Ameriprise Financial, Inc.	13,365,495	1.2
213,660		Digital Realty Trust, Inc.	16,039,456	1.5
526,520		Nasdaq Stock Market, Inc.	11,936,209	1.1
456,470		UDR, Inc.	11,795,185	1.0
897,870		Other Securities	15,360,037	1.4
			82,453,446	7.5
		Health Care: 13.4%
405,750		Agilent Technologies, Inc.	15,921,630	1.4
208,390	@	Alexion Pharmaceuticals, Inc.	20,693,127	1.9
278,260		Cardinal Health, Inc.	11,686,920	1.0
231,210		Cooper Cos., Inc.	18,441,310	1.7
184,610	@	Laboratory Corp. of America Holdings	17,096,732	1.6
198,737		Perrigo Co.	23,437,054	2.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
385,650	@	Resmed, Inc.	$12,032,280	1.1
138,230	@	Waters Corp.	10,985,138	1.0
243,446	@	Watson Pharmaceuticals, Inc.	18,012,570	1.6
			148,306,761	13.4
		Industrials: 14.4%
303,290		Acuity Brands, Inc.	15,440,494	1.4
324,562		Ametek, Inc.	16,198,890	1.5
199,540		Dover Corp.	10,697,339	1.0
242,241		Nordson Corp.	12,424,541	1.1
271,020		Pall Corp.	14,854,606	1.3
204,372		Roper Industries, Inc.	20,146,992	1.8
139,791	@	TransDigm Group, Inc.	18,773,931	1.7
470,820		Waste Connections, Inc.	14,086,934	1.3
241,173	@	Wesco International, Inc.	13,879,506	1.3
442,061		Other Securities	22,396,062	2.0
			158,899,295	14.4
		Information Technology: 19.1%
407,390	@	Adobe Systems, Inc.	13,187,214	1.2
435,130		Analog Devices, Inc.	16,391,347	1.5
250,870	@	Ariba, Inc.	11,228,941	1.0
275,042	@	Citrix Systems, Inc.	23,087,026	2.1
458,715		Intuit, Inc.	27,224,735	2.5
334,680	@	Micros Systems, Inc.	17,135,616	1.5
536,164	@	NetApp, Inc.	17,060,738	1.5
1,047,855	@	Nvidia Corp.	14,481,356	1.3
211,450	@	Teradata Corp.	15,226,515	1.4
333,680		Xilinx, Inc.	11,201,638	1.0
2,483,600		Other Securities (a)	45,081,650	4.1
			211,306,776	19.1
		Materials: 4.0%
81,620		CF Industries Holdings, Inc.	15,813,059	1.4
312,150		Eastman Chemical Co.	15,722,995	1.4
466,000		Packaging Corp. of America	13,159,840	1.2
			44,695,894	4.0
		Telecommunication Services: 2.2%
430,610	@	SBA Communications Corp.	24,566,301	2.2
		Total Common Stock (Cost $986,236,883)	1,087,341,583	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 0.6%
1,635,379	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,635,405, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,668,087, due 05/01/32-06/01/42)	$1,635,379	0.1
1,635,379	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,635,406, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,668,087, due 07/01/42-02/20/61)	1,635,379	0.1
1,635,379	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,635,403, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,668,087, due 04/01/24-06/01/42)	1,635,379	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
1,635,379	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,635,413, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,668,087, due 10/01/14-02/25/44)	$1,635,379	0.2
344,288	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $344,294, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $351,174, due 07/01/21-04/01/42)	344,288	0.0
		6,885,804	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
20,913,100	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $20,913,100)	$20,913,100	1.9
	Total Short-Term Investments (Cost $27,798,904)	27,798,904	2.5
	Total Investments in Securities (Cost $1,014,035,787)	$1,115,140,487	100.7
	Liabilities in Excess of Other Assets	(8,133,501)	(0.7)
	Net Assets	$1,107,006,986	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $1,016,419,467.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,142,498
Gross Unrealized Depreciation	(37,421,478)
Net Unrealized Appreciation	$98,721,020

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,087,341,583	$—	$—	$1,087,341,583
Short-Term Investments	20,913,100	6,885,804	—	27,798,904
Total Investments, at fair value	$1,108,254,683	$6,885,804	$—	$1,115,140,487

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

ING SMALLCAP   SUMMARY PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED)

Sector Diversification
as of June 30, 2012
(as a percentage of net assets)

Information Technology	23.8%
Consumer Discretionary	18.4%
Industrials	18.1%
Health Care	16.9%
Financials	8.7%
Energy	6.2%
Materials	3.7%
Consumer Staples	2.0%
Telecommunication Services	0.0%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 18.4%
48,008		Arbitron, Inc.	$1,680,280	0.8
34,900	@	Childrens Place Retail Stores, Inc.	1,739,067	0.8
72,866		Cinemark Holdings, Inc.	1,664,988	0.8
102,809		Cooper Tire & Rubber Co.	1,803,270	0.9
98,000	@	Express, Inc.	1,780,660	0.9
87,000		Finish Line	1,819,170	0.9
55,551	@	Life Time Fitness, Inc.	2,583,677	1.3
48,800		Monro Muffler, Inc.	1,622,112	0.8
69,700	@	Sally Beauty Holdings, Inc.	1,794,078	0.9
30,994		Vail Resorts, Inc.	1,552,180	0.7
970,168		Other Securities (a)	19,809,428	9.6
			37,848,910	18.4
		Consumer Staples: 2.0%
29,400		Casey's General Stores, Inc.	1,734,306	0.9
78,250		Other Securities	2,328,771	1.1
			4,063,077	2.0
		Energy: 6.2%
78,900	@	Carrizo Oil & Gas, Inc.	1,854,939	0.9
27,900	@	Dril-Quip, Inc.	1,829,961	0.9
467,067		Other Securities (a)	9,097,784	4.4
			12,782,684	6.2
		Financials: 7.0%
14,900	@	Affiliated Managers Group, Inc.	1,630,805	0.8
85,650	@	DFC Global Corp.	1,578,530	0.8
74,133	@	Financial Engines, Inc.	1,590,153	0.8
288,679		Hersha Hospitality Trust	1,524,225	0.7
237,238		Other Securities (a)	8,146,212	3.9
			14,469,925	7.0

Shares			Value	Percentage of Net Assets
		Health Care: 16.9%
35,300		Chemed Corp.	$2,133,532	1.0
23,888	@	Haemonetics Corp.	1,770,340	0.9
106,331	@	Healthsouth Corp.	2,473,259	1.2
76,900	@	Masimo Corp.	1,721,022	0.8
57,550		Owens & Minor, Inc.	1,762,756	0.9
1,228,594		Other Securities (a)	25,035,524	12.1
			34,896,433	16.9
		Industrials: 18.1%
75,735		Actuant Corp.	2,056,963	1.0
44,500		Acuity Brands, Inc.	2,265,495	1.1
27,892	@	Clean Harbors, Inc.	1,573,667	0.8
47,600	@	EnPro Industries, Inc.	1,778,812	0.9
52,500	@	Genesee & Wyoming, Inc.	2,774,100	1.3
112,900		Knight Transportation, Inc.	1,805,271	0.9
25,762	@	Portfolio Recovery Associates, Inc.	2,351,040	1.1
27,848		Regal-Beloit Corp.	1,733,816	0.8
29,400	@	Teledyne Technologies, Inc.	1,812,510	0.9
25,600		Toro Co.	1,876,224	0.9
58,163		Waste Connections, Inc.	1,740,237	0.8
20,700		Watsco, Inc.	1,527,660	0.7
45,490		Woodward Governor Co.	1,794,126	0.9
473,734		Other Securities	12,280,860	6.0
			37,370,781	18.1
		Information Technology: 23.8%
63,000		Adtran, Inc.	1,901,970	0.9
144,000	@,L	Aruba Networks, Inc.	2,167,200	1.1
102,900	@	Aspen Technology, Inc.	2,382,135	1.2
84,091	@,L	Bankrate, Inc.	1,546,433	0.7
70,945		Blackbaud, Inc.	1,821,158	0.9

See Accompanying Notes to Financial Statements

ING SMALLCAP   SUMMARY PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
62,033	@	Cardtronics, Inc.	$1,874,017	0.9
61,300	@,L	LogMeIn, Inc.	1,870,876	0.9
30,089	@	Micros Systems, Inc.	1,540,557	0.7
109,800	@	Parametric Technology Corp.	2,301,408	1.1
56,971	@	Plexus Corp.	1,606,582	0.8
80,100	@	QLIK Technologies, Inc.	1,771,812	0.9
95,800	@	Riverbed Technolgoy, Inc.	1,547,170	0.7
76,000	@	Semtech Corp.	1,848,320	0.9
1,561,000		Other Securities (a)	24,879,687	12.1
			49,059,325	23.8
		Materials: 3.7%
80,400		Worthington Industries	1,645,788	0.8
421,776		Other Securities	6,071,061	2.9
			7,716,849	3.7
		Telecommunication Services: 0.0%
10,828		Other Securities	22,739	0.0
		Total Common Stock (Cost $183,650,457)	198,230,723	96.1
EXCHANGE-TRADED FUNDS: 1.7%
37,307		iShares Russell 2000 Growth Index Fund	3,412,471	1.7
		Total Exchange-Traded Funds (Cost $3,187,390)	3,412,471	1.7
		Total Long-Term Investments (Cost $186,837,847)	201,643,194	97.8
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		Securities Lending Collateralcc(1): 5.5%
2,709,333		Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $2,709,384, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,763,520, due 04/20/61-05/15/42)	2,709,333	1.3

Principal Amount†		Value	Percentage of Net Assets
2,709,333	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,709,378, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,763,520, due 07/01/42-02/20/61)	$2,709,333	1.3
2,709,333	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $2,709,366, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $2,763,522, due 06/15/15)	2,709,333	1.3
2,709,333	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,709,389, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,763,520, due 10/01/14-02/25/44)	2,709,333	1.3
570,386	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $570,395, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $581,794, due 07/01/21-04/01/42)	570,386	0.3
		11,407,718	5.5

See Accompanying Notes to Financial Statements

ING SMALLCAP   SUMMARY PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
4,624,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,624,000)	$4,624,000	2.3
	Total Short-Term Investments (Cost $16,031,718)	16,031,718	7.8
	Total Investments in Securities (Cost $202,869,565)	$217,674,912	105.6
	Liabilities in Excess of Other Assets	(11,503,860)	(5.6)
	Net Assets	$206,171,052	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2012.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2012.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $205,170,781.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,524,097
Gross Unrealized Depreciation	(13,019,966)
Net Unrealized Appreciation	$12,504,131

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$198,230,723	$—	$—	$198,230,723
Exchange-Traded Funds	3,412,471	—	—	3,412,471
Short-Term Investments	4,624,000	11,407,718	—	16,031,718
Total Investments, at fair value	$206,267,194	$11,407,718	$—	$217,674,912

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTADVISS2    (0612-081712)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 3.2%
110,901		Iluka Resources Ltd.	1,308,892	1.0
58,855		National Australia Bank Ltd.	1,433,566	1.1
67,746		Westpac Banking Corp.	1,479,317	1.1
			4,221,775	3.2

		Belgium: 0.7%
43,269		KBC Groep NV	915,030	0.7

		Canada: 1.0%
17,800	L	National Bank Of Canada	1,272,278	1.0

		China: 0.8%
432,000	L	China Overseas Land & Investment Ltd.	1,017,369	0.8

		France: 7.9%
15,728		Air Liquide	1,798,163	1.4
14,275		Cie Generale des Etablissements Michelin	933,963	0.7
29,437		Renault S.A.	1,175,497	0.9
38,647		Sanofi-Aventis	2,925,617	2.3
39,605	@	Societe Generale	928,723	0.7
6,527		Technip S.A.	680,220	0.5
40,353		Total S.A.	1,816,249	1.4
			10,258,432	7.9

		Germany: 8.8%
17,324		BASF AG	1,204,617	0.9
15,087		Bayer AG	1,087,161	0.9
95,723		Deutsche Post AG	1,693,676	1.3
86,416		Deutsche Telekom AG	947,073	0.7
66,512		E.ON AG	1,437,270	1.1
22,206		Hannover Rueckversicheru - Reg	1,322,781	1.0
19,663		SAP AG	1,164,355	0.9
31,128		Siemens AG	2,615,603	2.0
			11,472,536	8.8

		Hong Kong: 3.8%
319,700		AIA Group Ltd.	1,104,263	0.8
270,600	L	Esprit Holdings Ltd.	350,490	0.3
172,500		Power Assets Holdings Ltd.	1,294,473	1.0
235,000		Wharf Holdings Ltd.	1,306,825	1.0
284,000		Yue Yuen Industrial Holdings	892,914	0.7
			4,948,965	3.8

		Israel: 1.1%
125,514		Israel Chemicals Ltd.	1,388,731	1.1

		Italy: 4.0%
308,846		Enel S.p.A.	997,222	0.8
63,861		ENI S.p.A.	1,356,739	1.0
142,569		Fiat Industrial SpA	1,403,315	1.1
1,498,335		Telecom Italia S.p.A.	1,480,572	1.1
			5,237,848	4.0

		Japan: 20.6%
27,600	L	Canon, Inc.	1,101,530	0.8
401,112		Hitachi Ltd.	2,473,193	1.9
38,900		Honda Motor Co., Ltd.	1,357,437	1.0
74,300		Hoya Corp.	1,636,830	1.2
157		Inpex Holdings, Inc.	881,791	0.7
67,800		Japan Tobacco, Inc.	2,008,619	1.5
51,000		JGC Corp.	1,478,559	1.1
53,200		Komatsu Ltd.	1,269,955	1.0
217,500		Nissan Motor Co., Ltd.	2,065,321	1.6
1,144		NTT DoCoMo, Inc.	1,903,619	1.5
91,600		Omron Corp.	1,941,147	1.5
10,870		ORIX Corp.	1,013,039	0.8
37,600		Seven & I Holdings Co., Ltd.	1,133,465	0.9
76,300		Sumitomo Mitsui Financial Group, Inc.	2,520,565	1.9
98,100		Tokio Marine Holdings, Inc.	2,461,633	1.9
35,200		Tokyo Electron Ltd.	1,650,701	1.3
			26,897,404	20.6

		Netherlands: 8.7%
34,757		European Aeronautic Defence and Space Co. NV	1,233,554	0.9
137,371		Royal Dutch Shell PLC - Class A	4,628,424	3.6
112,648		Koninklijke Philips Electronics NV	2,219,810	1.7
99,112	L	Unilever NV	3,310,888	2.5
			11,392,676	8.7

		Norway: 1.2%
66,547		Statoil ASA	1,587,048	1.2

		Portugal: 0.9%
524,167		Energias de Portugal S.A.	1,239,977	0.9

		Singapore: 3.1%
170,000	L	Oversea-Chinese Banking Corp.	1,188,791	0.9
534,000		Singapore Telecommunications Ltd.	1,398,419	1.1
96,100		United Overseas Bank Ltd.	1,427,040	1.1
			4,014,250	3.1

		Sweden: 2.3%
147,744		Telefonaktiebolaget LM Ericsson	1,351,817	1.1
101,349		Swedbank AB	1,596,649	1.2
			2,948,466	2.3

		Switzerland: 6.9%
33,046		Nestle S.A.	1,972,115	1.5
27,032		Novartis AG	1,511,395	1.2
19,435		Roche Holding AG - Genusschein	3,357,066	2.6
34,006	@	Swiss Re Ltd.	2,143,799	1.6
			8,984,375	6.9

		United Kingdom: 22.3%
492,252		Barclays PLC	1,257,825	0.9

See Accompanying Notes to Financial Statements

1

88,542		BHP Billiton PLC	2,516,572	1.9
33,300		BP PLC ADR	1,349,982	1.1
25,400	@	Ensco PLC	1,193,038	0.9
132,750		GlaxoSmithKline PLC	3,015,281	2.3
242,109		HSBC Holdings PLC	2,133,420	1.6
29,827		Imperial Tobacco Group PLC	1,149,179	0.9
710,319		Legal & General Group PLC	1,420,117	1.1
2,423,605	@	Lloyds TSB Group PLC	1,183,949	0.9
164,793		Prudential PLC	1,910,773	1.5
44,641		Rio Tinto PLC	2,121,498	1.6
30,400		Signet Jewelers Ltd.	1,337,904	1.0
76,320		Standard Chartered PLC	1,657,894	1.3
312,657		Tesco PLC	1,519,454	1.2
1,439,083		Vodafone Group PLC	4,044,900	3.1
108,044		WPP PLC	1,311,624	1.0
			29,123,410	22.3

		United States: 1.9%
53,400		Coca-Cola Enterprises, Inc.	1,497,336	1.1
32,500	@	Rowan Companies PLC	1,050,725	0.8
			2,548,061	1.9

		Total Common Stock (Cost $135,128,115)	129,468,631	99.2

Principal Amount†
SHORT-TERM INVESTMENTS: 5.9%
	Securities Lending Collateral(cc)(1): 5.4%
1,676,027	BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,676,053, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,709,548, due 05/01/32-06/01/42)	1,676,027	1.3
1,676,027	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,676,055, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,709,548, due 07/01/42-02/20/61)	1,676,027	1.3
1,676,027	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,676,052, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,709,548, due 04/01/24-06/01/42)	1,676,027	1.3
1,676,027	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,676,061, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,709,547, due 10/01/14-02/25/44)	1,676,027	1.3
352,845	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $352,851, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $359,902, due 07/01/21-04/01/42)	352,845	0.2
		7,056,953	5.4

Shares
	Mutual Funds: 0.5%
615,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $615,000)	615,000	0.5

	Total Short-Term Investments (Cost $7,671,953)	7,671,953	5.9

	Total Investments in Securities (Cost $142,800,068)	$137,140,584	105.1
	Liabilities in Excess of Other Assets	(6,686,529)	(5.1)
	Net Assets	$130,454,055	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.

See Accompanying Notes to Financial Statements

2

L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $143,466,952.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,164,574
Gross Unrealized Depreciation	(11,490,942)

Net Unrealized Depreciation	$(6,326,368)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.2%
Consumer Staples	9.6
Energy	11.2
Financials	24.9
Health Care	9.3
Industrials	9.1
Information Technology	8.7
Materials	7.9
Telecommunication Services	7.5
Utilities	3.8
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.1)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$4,221,775	$—	$4,221,775
Belgium	—	915,030	—	915,030
Canada	1,272,278	—	—	1,272,278
China	—	1,017,369	—	1,017,369
France	—	10,258,432	—	10,258,432
Germany	—	11,472,536	—	11,472,536
Hong Kong	—	4,948,965	—	4,948,965
Israel	—	1,388,731	—	1,388,731
Italy	—	5,237,848	—	5,237,848
Japan	—	26,897,404	—	26,897,404
Netherlands	—	11,392,676	—	11,392,676
Norway	—	1,587,048	—	1,587,048
Portugal	—	1,239,977	—	1,239,977
Singapore	—	4,014,250	—	4,014,250
Sweden	—	2,948,466	—	2,948,466
Switzerland	—	8,984,375	—	8,984,375
United Kingdom	3,880,924	25,242,486	—	29,123,410
United States	2,548,061	—	—	2,548,061
Total Common Stock	7,701,263	121,767,368	—	129,468,631
Short-Term Investments	615,000	7,056,953	—	7,671,953
Total Investments, at fair value	$8,316,263	$128,824,321	$—	$137,140,584

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

3

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.2%
Consumer Staples	9.6
Energy	11.2
Financials	24.9
Health Care	9.3
Industrials	9.1
Information Technology	8.7
Materials	7.9
Telecommunication Services	7.5
Utilities	3.8
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

4

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 23.9%
189,410	@	Bed Bath & Beyond, Inc.	11,705,538	1.1
374,901		Brinker International, Inc.	11,948,095	1.1
368,110	@	Discovery Communications, Inc. - Class A	19,877,940	1.8
546,670		Foot Locker, Inc.	16,717,169	1.5
447,410		Harley-Davidson, Inc.	20,460,059	1.8
897,360		International Game Technology	14,133,420	1.3
197,159	@	Liberty Media Corp. - Liberty Capital	17,332,248	1.6
524,290	@,L	Lions Gate Entertainment Corp.	7,728,035	0.7
459,864		Macy’s, Inc.	15,796,328	1.4
149,510	@	The Madison Square Garden, Inc.	5,597,654	0.5
423,040	@	Michael Kors Holdings Ltd.	17,699,994	1.6
783,780		Newell Rubbermaid, Inc.	14,217,769	1.3
264,410		Petsmart, Inc.	18,027,474	1.6
217,580		Ross Stores, Inc.	13,592,222	1.2
263,450		Scripps Networks Interactive - Class A	14,979,767	1.3
149,630		Ulta Salon Cosmetics & Fragrance, Inc.	13,972,449	1.3
193,834		Weight Watchers International, Inc.	9,994,081	0.9
401,674		Wyndham Worldwide Corp.	21,184,287	1.9
			264,964,529	23 .9

		Consumer Staples: 7.7%
223,918		Beam, Inc.	13,992,636	1.3
709,740		Coca-Cola Enterprises, Inc.	19,901,109	1.8
189,990		Mead Johnson Nutrition Co.	15,296,095	1.4
269,990	@	Monster Beverage Corp.	19,223,288	1.7
176,430		Whole Foods Market, Inc.	16,817,308	1.5
			85,230,436	7.7

		Energy: 6.0%
393,520	@	Cameron International Corp.	16,807,239	1.5
894,490	@	Denbury Resources, Inc.	13,515,744	1.2
184,850		Murphy Oil Corp.	9,296,107	0.8
253,220		Range Resources Corp.	15,666,721	1.4
359,800	@	Rowan Companies PLC	11,632,334	1.1
			66,918,145	6.0

		Financials: 7.5%
127,520	@	Affiliated Managers Group, Inc.	13,957,064	1.3
255,750		Ameriprise Financial, Inc.	13,365,495	1.2
213,660		Digital Realty Trust, Inc.	16,039,456	1.4
721,100		Fifth Third Bancorp.	9,662,740	0.9
176,770		Marsh & McLennan Cos., Inc.	5,697,297	0.5
526,520		Nasdaq Stock Market, Inc.	11,936,209	1.1
456,470		UDR, Inc.	11,795,185	1.1
			82,453,446	7 .5

		Health Care: 13.4%
405,750		Agilent Technologies, Inc.	15,921,630	1.4
208,390	@	Alexion Pharmaceuticals, Inc.	20,693,127	1.9
278,260		Cardinal Health, Inc.	11,686,920	1.1
231,210		Cooper Cos., Inc.	18,441,310	1.7
184,610	@	Laboratory Corp. of America Holdings	17,096,732	1.5
198,737		Perrigo Co.	23,437,054	2.1
385,650	@	Resmed, Inc.	12,032,280	1.1
138,230	@	Waters Corp.	10,985,138	1.0
243,446	@	Watson Pharmaceuticals, Inc.	18,012,570	1.6
			148,306,761	13.4

		Industrials: 14.4%
303,290		Acuity Brands, Inc.	15,440,494	1.4
324,562		Ametek, Inc.	16,198,890	1.5
209,950	@	BE Aerospace, Inc.	9,166,417	0.8
199,540		Dover Corp.	10,697,339	1.0
94,550		Fluor Corp.	4,665,097	0.4
242,241		Nordson Corp.	12,424,541	1.1
271,020		Pall Corp.	14,854,606	1.3
137,561		Regal-Beloit Corp.	8,564,548	0.8
204,372		Roper Industries, Inc.	20,146,992	1.8
139,791	@	TransDigm Group, Inc.	18,773,931	1.7
470,820		Waste Connections, Inc.	14,086,934	1.3
241,173	@	Wesco International, Inc.	13,879,506	1.3
			158,899,295	14.4

		Information Technology: 19.1%
405,930	@,L	Acme Packet, Inc.	7,570,595	0.7
407,390	@	Adobe Systems, Inc.	13,187,214	1.2
435,130		Analog Devices, Inc.	16,391,347	1.5
250,870	@	Ariba, Inc.	11,228,941	1.0
275,042	@	Citrix Systems, Inc.	23,087,025	2.1
128,290	@	Gartner, Inc.	5,522,884	0.5
458,715		Intuit, Inc.	27,224,735	2.5
469,020		Jabil Circuit, Inc.	9,535,177	0.9
334,680	@	Micros Systems, Inc.	17,135,616	1.5
536,164	@	NetApp, Inc.	17,060,738	1.5
1,047,855	@	Nvidia Corp.	14,481,356	1.3
756,300	@	QLogic Corp.	10,353,747	0.9
136,120	@	Riverbed Technolgoy, Inc.	2,198,338	0.2
211,450	@	Teradata Corp.	15,226,515	1.4
587,940		Western Union Co.	9,900,910	0.9
333,680		Xilinx, Inc.	11,201,638	1.0
			211,306,776	19.1

See Accompanying Notes to Financial Statements

5

		Materials: 4.0%
81,620		CF Industries Holdings, Inc.	15,813,059	1.4
312,150		Eastman Chemical Co.	15,722,995	1.4
466,000		Packaging Corp. of America	13,159,840	1.2
			44,695,894	4.0

		Telecommunication Services: 2.2%
430,610	@	SBA Communications Corp.	24,566,301	2.2

		Total Common Stock (Cost $986,236,883)	1,087,341,583	98.2

Principal Amount†
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc)(1): 0.6%
1,635,379		BNP Paribas Bank, Repurchase Agreement dated 06/29/12, 0.19%, due 07/02/12 (Repurchase Amount $1,635,405, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,668,087, due 05/01/32-06/01/42)	1,635,379	0.1
1,635,379		Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $1,635,406, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,668,087, due 07/01/42-02/20/61)	1,635,379	0.1
1,635,379		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.18%, due 07/02/12 (Repurchase Amount $1,635,403, collateralized by various U.S. Government Agency Obligations, 2.202%-5.000%, Market Value plus accrued interest $1,668,087, due 04/01/24-06/01/42)	1,635,379	0.2
1,635,379		Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $1,635,413, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,668,087, due 10/01/14-02/25/44)	1,635,379	0.2
344,288		UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $344,294, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $351,174, due 07/01/21-04/01/42)	344,288	0.0
			6,885,804	0.6

Shares
		Mutual Funds: 1.9%
20,913,100		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $20,913,100)	20,913,100	1.9

		Total Short-Term Investments (Cost $27,798,904)	27,798,904	2.5

		Total Investments in Securities (Cost $1,014,035,787)	$1,115,140,487	100.7
		Liabilities in Excess of Other Assets	(8,133,501)	(0.7)
		Net Assets	$1,107,006,986	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

6

Cost for federal income tax purposes is $1,016,419,467.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$136,142,498
Gross Unrealized Depreciation	(37,421,478)
Net Unrealized Appreciation	$98,721,020

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$1,087,341,583	$—	$—	$1,087,341,583
Short-Term Investments	20,913,100	6,885,804	—	27,798,904
Total Investments, at fair value	$1,108,254,683	$6,885,804	$—	$1,115,140,487

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

See Accompanying Notes to Financial Statements

7

ING SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	AS OF JUNE 30, 2012 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 18.4%
48,008		Arbitron, Inc.	1,680,280	0.8
37,078	@	Arctic Cat, Inc.	1,355,572	0.7
27,400	@	Bally Technologies, Inc.	1,278,484	0.6
34,900	@	Childrens Place Retail Stores, Inc.	1,739,067	0.8
72,866		Cinemark Holdings, Inc.	1,664,988	0.8
59,849	@	Collective Brands, Inc.	1,281,966	0.6
102,809		Cooper Tire & Rubber Co.	1,803,270	0.9
87,400		Dana Holding Corp.	1,119,594	0.5
98,000	@	Express, Inc.	1,780,660	0.9
87,000		Finish Line	1,819,170	0.9
36,300		Gildan Activewear, Inc.	998,976	0.5
25,999	@	Hibbett Sporting Goods, Inc.	1,500,402	0.7
59,932	@	Imax Corp.	1,440,166	0.7
50,200	@	Jack in the Box, Inc.	1,399,576	0.7
55,551	@	Life Time Fitness, Inc.	2,583,677	1.3
29,828	@	LKQ Corp.	996,255	0.5
27,407	@,L	Lumber Liquidators	926,083	0.4
48,800		Monro Muffler, Inc.	1,622,112	0.8
155,572	@	OfficeMax, Inc.	787,194	0.4
20,000		PF Chang’s China Bistro, Inc.	1,029,400	0.5
37,518		Pool Corp.	1,517,978	0.7
69,700	@	Sally Beauty Holdings, Inc.	1,794,078	0.9
164,000	@	Smith & Wesson Holding Corp.	1,362,840	0.7
27,758	@	Steiner Leisure Ltd.	1,288,249	0.6
30,994		Vail Resorts, Inc.	1,552,179	0.7
101,033	@	Wet Seal, Inc.	319,264	0.2
22,894		Wyndham Worldwide Corp.	1,207,430	0.6
			37,848,910	18.4

		Consumer Staples: 2.0%
29,400		Casey’s General Stores, Inc.	1,734,306	0.9
32,800	@	Elizabeth Arden, Inc.	1,272,968	0.6
45,450		Flowers Foods, Inc.	1,055,803	0.5
			4,063,077	2.0

		Energy: 6.2%
69,009	@	Bill Barrett Corp.	1,478,173	0.7
59,700	@,L	C&J Energy Services, Inc.	1,104,450	0.5
78,900	@	Carrizo Oil & Gas, Inc.	1,854,939	0.9
27,900	@	Dril-Quip, Inc.	1,829,961	0.9
119,600	@	Key Energy Services, Inc.	908,960	0.5
46,558	@	McMoRan Exploration Co.	589,890	0.3
39,500	@	Rosetta Resources, Inc.	1,447,280	0.7
74,000	@	Swift Energy Co.	1,377,140	0.7
35,500	@	Unit Corp.	1,309,595	0.6
23,200		World Fuel Services Corp.	882,296	0.4
			12,782,684	6.2

		Financials: 7.0%
14,900	@	Affiliated Managers Group, Inc.	1,630,805	0.8
35,700		Coresite Realty Corp.	921,774	0.4
85,650	@	DFC Global Corp.	1,578,529	0.8
53,562	@	Ezcorp, Inc.	1,256,565	0.6
74,133	@	Financial Engines, Inc.	1,590,153	0.8
38,600	@,L	FX Alliance, Inc.	606,406	0.3
288,679		Hersha Hospitality Trust	1,524,225	0.7
17,500		Home Properties, Inc.	1,073,800	0.5
24,676	@	Signature Bank	1,504,496	0.7
23,600	@	SVB Financial Group	1,385,792	0.7
43,600		Tanger Factory Outlet Centers, Inc.	1,397,380	0.7
			14,469,925	7.0

		Health Care: 16.9%
30,200	@	Acorda Therapeutics, Inc.	711,512	0.3
7,700	@	BioMarin Pharmaceuticals, Inc.	304,766	0.2
11,385	@	Bio-Rad Laboratories, Inc.	1,138,614	0.6
33,254	@	Centene Corp.	1,002,941	0.5
35,300		Chemed Corp.	2,133,532	1.0
37,400	@	Cubist Pharmaceuticals, Inc.	1,417,834	0.7
23,888	@	Haemonetics Corp.	1,770,340	0.9
106,331	@	Healthsouth Corp.	2,473,259	1.2
62,900	@	Impax Laboratories, Inc.	1,274,983	0.6
12,700	@,L	Incyte Corp., Ltd.	288,290	0.1
47,300	@,L	InterMune, Inc.	565,235	0.3
18,070	@	IPC The Hospitalist Co., Inc.	818,932	0.4
25,100	@	Luminex Corp.	614,699	0.3
76,900	@	Masimo Corp.	1,721,022	0.8
44,200	@	Medicines Co.	1,013,948	0.5
21,605	@	Mednax, Inc.	1,480,807	0.7
98,800	@	Merit Medical Systems, Inc.	1,364,428	0.7
33,400	@	Momenta Pharmaceuticals, Inc.	451,568	0.2
114,120	@,L	Nektar Therapeutics	920,948	0.4
30,518	@	Neogen Corp.	1,409,932	0.7
55,700	@	Omnicell, Inc.	815,448	0.4
36,624	@,L	OncoGenex Pharmaceutical, Inc.	492,227	0.2
8,932	@	Onyx Pharmaceuticals, Inc.	593,531	0.3
83,000	@	Optimer Pharmaceuticals, Inc.	1,288,160	0.6
57,550		Owens & Minor, Inc.	1,762,756	0.9
40,900	@	PSS World Medical, Inc.	858,491	0.4
11,000	@	Salix Pharmaceuticals Ltd.	598,840	0.3
12,000	@,L	Seattle Genetics, Inc.	304,680	0.1
37,173		Steris Corp.	1,166,117	0.6
31,600	@	Thoratec Corp.	1,061,128	0.5
33,218		Universal Health Services, Inc.	1,433,689	0.7
45,273	@	Vanda Pharmaceuticals, Inc.	199,201	0.1
176,122	@	Vical, Inc.	634,039	0.3

See Accompanying Notes to Financial Statements

8

28,400	@,L	Vivus, Inc.	810,536	0.4
			34,896,433	16.9

		Industrials: 18.1%
75,735		Actuant Corp.	2,056,963	1.0
44,500		Acuity Brands, Inc.	2,265,495	1.1
15,771	@	Allegiant Travel Co.	1,098,923	0.5
27,892	@	Clean Harbors, Inc.	1,573,667	0.8
47,600	@	EnPro Industries, Inc.	1,778,812	0.9
52,500	@	Genesee & Wyoming, Inc.	2,774,100	1.4
54,100	@	Geo Group, Inc.	1,229,152	0.6
50,145		Gorman-Rupp Co.	1,494,321	0.7
66,851		Healthcare Services Group	1,295,572	0.6
38,650	@	HUB Group, Inc.	1,399,130	0.7
39,700	@	Huron Consulting Group, Inc.	1,256,505	0.6
112,900		Knight Transportation, Inc.	1,805,271	0.9
25,762	@	Portfolio Recovery Associates, Inc.	2,351,040	1.1
27,848		Regal-Beloit Corp.	1,733,816	0.8
50,200		Simpson Manufacturing Co., Inc.	1,481,402	0.7
63,287	@	SYKES Enterprises, Inc.	1,010,061	0.5
29,400	@	Teledyne Technologies, Inc.	1,812,510	0.9
25,600		Toro Co.	1,876,224	0.9
64,530	@	TrueBlue, Inc.	998,924	0.5
58,163		Waste Connections, Inc.	1,740,237	0.8
20,700		Watsco, Inc.	1,527,660	0.7
30,500		Watts Water Technologies, Inc.	1,016,870	0.5
45,490		Woodward Governor Co.	1,794,126	0.9
			37,370,781	18.1

		Information Technology: 23.8%
63,400	@,L	Acme Packet, Inc.	1,182,410	0.6
63,000		Adtran, Inc.	1,901,970	0.9
77,189	@	Advanced Energy Industries, Inc.	1,035,876	0.5
22,907	@	Ansys, Inc.	1,445,661	0.7
15,600	@	Ariba, Inc.	698,256	0.3
144,000	@,L	Aruba Networks, Inc.	2,167,200	1.1
102,900	@	Aspen Technology, Inc.	2,382,135	1.2
84,091	@,L	Bankrate, Inc.	1,546,433	0.7
70,945		Blackbaud, Inc.	1,821,158	0.9
62,033	@	Cardtronics, Inc.	1,874,017	0.9
30,500	@	Coherent, Inc.	1,320,650	0.6
2,100	@	Commvault Systems, Inc.	104,097	0.1
51,100	@	Exa Corp.	542,171	0.3
140,562	@	Formfactor, Inc.	909,436	0.4
258,271	@	Integrated Device Technology, Inc.	1,451,483	0.7
56,600		j2 Global, Inc.	1,495,372	0.7
40,400	@	Kenexa Corp.	1,172,812	0.6
61,300	@,L	LogMeIn, Inc.	1,870,876	0.9
30,089	@	Micros Systems, Inc.	1,540,557	0.7
49,800		MKS Instruments, Inc.	1,440,714	0.7
51,346	@	Monolithic Power Systems, Inc.	1,020,245	0.5
55,713		National Instruments Corp.	1,496,451	0.7
61,200	@	Netscout Systems, Inc.	1,321,308	0.6
109,800	@	Parametric Technology Corp.	2,301,408	1.1
56,971	@	Plexus Corp.	1,606,582	0.8
130,800	@	PMC - Sierra, Inc.	803,112	0.4
121,200	@	Polycom, Inc.	1,275,024	0.6
80,100	@	QLIK Technologies, Inc.	1,771,812	0.9
60,800	@,L	RealPage, Inc.	1,408,128	0.7
95,800	@	Riverbed Technolgoy, Inc.	1,547,170	0.8
76,000	@	Semtech Corp.	1,848,320	0.9
106,100	@,L	ServiceSource International, Inc.	1,469,485	0.7
20,912	@	Synaptics, Inc.	598,711	0.3
70,000	@	Synchronoss Technologies, Inc.	1,292,900	0.6
74,500	@	Websense, Inc.	1,395,385	0.7
			49,059,325	23.8

		Materials: 3.7%
40,506		Buckeye Technologies, Inc.	1,154,016	0.6
75,900		Commercial Metals Co.	959,376	0.5
49,200		HB Fuller Co.	1,510,440	0.7
235,326		Hecla Mining Co.	1,117,799	0.5
20,844		Minerals Technologies, Inc.	1,329,430	0.6
80,400		Worthington Industries	1,645,788	0.8
			7,716,849	3.7

		Telecommunication Services: 0.0%
10,828		Alaska Communications Systems Group, Inc.	22,739	0.0

		Total Common Stock (Cost $183,650,457)	198,230,723	96.1

EXCHANGE-TRADED FUNDS: 1.7%
37,307		iShares Russell 2000 Growth Index Fund	3,412,471	1.7

		Total Exchange-Traded Funds (Cost $3,187,390)	3,412,471	1.7

		Total Long-Term Investments (Cost $186,837,847)	201,643,194	97.8

See Accompanying Notes to Financial Statements

9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateral(cc)(1): 5.5%
2,709,333	Cantor Fitzgerald, Repurchase Agreement dated 06/29/12, 0.23%, due 07/02/12 (Repurchase Amount $2,709,384, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,763,520, due 04/20/61-05/15/42)	2,709,333	1.3
2,709,333	Citigroup, Inc., Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $2,709,378, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,763,520, due 07/01/42-02/20/61)	2,709,333	1.3
2,709,333	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/12, 0.15%, due 07/02/12 (Repurchase Amount $2,709,366, collateralized by various U.S. Government Securities, 0.375%, Market Value plus accrued interest $2,763,522, due 06/15/15)	2,709,333	1.3
2,709,333	Mizuho Securities USA Inc., Repurchase Agreement dated 06/29/12, 0.25%, due 07/02/12 (Repurchase Amount $2,709,389, collateralized by various U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,763,520, due 10/01/14-02/25/44)	2,709,333	1.3
570,386	UBS Warburg LLC, Repurchase Agreement dated 06/29/12, 0.20%, due 07/02/12 (Repurchase Amount $570,395, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $581,794, due 07/01/21-04/01/42)	570,386	0.3
		11,407,718	5.5

Shares
	Mutual Funds: 2.3%
4,624,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,624,000)	4,624,000	2.3

	Total Short-Term Investments (Cost $16,031,718)	16,031,718	7.8

	Total Investments in Securities (Cost $202,869,565)	$217,674,912	105.6
	Liabilities in Excess of Other Assets	(11,503,860)	(5.6)
	Net Assets	$206,171,052	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
(cc)	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2012.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $205,170,781.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,524,097
Gross Unrealized Depreciation	(13,019,966)
Net Unrealized Appreciation	$12,504,131

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

10

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$198,230,723	$—	$—	$198,230,723
Exchange-Traded Funds	3,412,471	—	—	3,412,471
Short-Term Investments	4,624,000	11,407,718	—	16,031,718
Total Investments, at fair value	$206,267,194	$11,407,718	$—	$217,674,912

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2012

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2012